TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
TRADE ACCOUNTS RECEIVABLE [Abstract]
TRADE ACCOUNTS RECEIVABLE	12. TRADE ACCOUNTS RECEIVABLE Trade accounts receivable are presented net of provisions for doubtful accounts. As of December 31, 2012 and 2011, there was no provision for doubtful accounts.